Interim Condensed Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	$ 391,586	$ 329,613	$ 798,285	$ 653,678
Cost of sales	(278,813)	(236,734)	(573,109)	(465,261)
Gross profit	112,773	92,879	225,176	188,417
Selling expenses	(35,732)	(32,705)	(73,600)	(63,450)
Research and development costs	(4,644)	(4,456)	(9,705)	(8,644)
General and administrative expenses	(18,426)	(18,209)	(39,469)	(38,346)
Other operating income	296	2,127	459	2,274
Other operating expenses	(1,561)	(1,097)	(3,556)	(4,290)
Restructuring income	40,253	0	40,253	0
Restructuring expenses	(10,502)	(319)	(11,768)	(722)
Restructuring income/(expenses), net	29,751	(319)	28,485	(722)
Earnings before taxes and finance income/costs (operating result (EBIT))	82,457	38,220	127,790	75,239
Finance income	19,123	6,245	19,978	20,083
Finance costs	(28,475)	(17,147)	(37,420)	(41,355)
Share of profit or loss of joint ventures	144	133	293	262
Financial result	(9,208)	(10,769)	(17,149)	(21,010)
Profit before income taxes	73,249	27,451	110,641	54,229
Income taxes	(20,558)	(9,023)	(33,722)	(18,986)
Profit for the period	$ 52,691	$ 18,428	$ 76,919	$ 35,243
Earnings per share (USD per share), basic	$ 0.88	$ 0.31	$ 1.29	$ 0.59
Weighted average shares, basic (in thousand of shares)	59,590	59,320	59,456	59,320
Earnings per share (USD per share), diluted	$ 0.87	$ 0.30	$ 1.26	$ 0.58
Weighted average shares, diluted (in thousand of shares)	60,743	60,460	60,866	60,462